Disclosures on Financial Instruments - Disclosure on Detailed Financials Instruments Designated as Hedging Instrument in Cashflow Hedge (Detail) ₨ in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ (300.3)		₨ (20,765,300)	₨ (49,253,900)
Nominal amounts	25,861.9		1,788,483,500	1,644,686,400
Derivative financial instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated in hedge relationship	(332.0)		(22,956,100)	(49,829,600)
Debt instrument [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated in hedge relationship | ₨				(69,148,800)
Foreign exchange risk [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value | $		$ (69,148.8)
Nominal amounts | $		556,467.1
Later than five years [Member] | Interest Rate Swap Linked To LIBOR [member]
Disclosure of detailed information about financial instruments [line items]
>5 years | $	237.5	$ 237.5
>5 years	$ (31.7)		(2,190,800)	(575,700)
>5 years	2.86%	2.86%
Later than five years [Member] | Cross-Currency Interest Rate Swaps [Member] | Sell - INR [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 94.7		6,549,900
Average strike rate	83.5200
Nominal amounts	$ 649.0		44,882,900
U.S. dollar [Member] | Less than 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value | ₨				(69,148,800)
Average strike rate		0.736
Nominal amounts | ₨				556,467,100
U.S. dollar [Member] | Less than 1 year [Member] | Foreign currency forwards [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ (212.3)		(14,684,900)	(16,706,300)
Average strike rate	0.7229	0.6756
Nominal amounts	$ 2,388.6		165,182,100	143,368,600
U.S. dollar [Member] | Between 1-5 years [Member] | Foreign currency forwards [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ (257.0)		(17,771,600)	(10,318,200)
Average strike rate	0.7649	0.6989
Nominal amounts	$ 6,895.2		476,839,400	181,924,800
U.S. dollar [Member] | Later than five years [Member] | Cross-Currency Interest Rate Swaps [Member] | Sell - GBP [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 76.6		5,295,300	1,004,700
Average strike rate	0.7592	0.7592
Nominal amounts	$ 513.5		35,507,800	34,359,800
Chinese Renminbi [Member] | Less than 1 year [Member] | Foreign currency forwards [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ (79.8)		(5,518,540)	(13,848,000)
Average strike rate	0.1086	0.1054
Nominal amounts	$ 2,165.4		149,748,900	192,968,400
Chinese Renminbi [Member] | Between 1-5 years [Member] | Foreign currency forwards [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ (27.1)		(1,870,700)	(3,892,000)
Average strike rate	0.1096	0.1075
Nominal amounts	$ 1,608.2		111,212,600	117,573,100
Euro [Member] | Less than 1 year [Member] | Foreign currency forwards [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 1.4		93,500	1,267,100
Average strike rate	0.9109	0.8823
Nominal amounts	$ 3,563.9		246,463,700	326,652,400
Euro [Member] | Between 1-5 years [Member] | Foreign currency forwards [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ (23.0)		(1,590,100)	(6,607,300)
Average strike rate	0.9101	0.9192
Nominal amounts	$ 4,577.0		316,521,100	364,757,300
Euro [Member] | Later than five years [Member] | Cross-Currency Interest Rate Swaps [Member] | Sell - GBP [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 4.2		290,800	(1,330,500)
Average strike rate	0.8912	0.8912
Nominal amounts	$ 602.7		41,680,400	40,332,800
Other currencies [Member] | Less than 1 year [Member] | Foreign currency forwards [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 69.3		4,793,200	181,000
Average strike rate	0.0000	0.0000
Nominal amounts	$ 1,224.0		84,648,800	162,918,900
Other currencies [Member] | Between 1-5 years [Member] | Foreign currency forwards [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 52.7		3,647,800	995,600
Average strike rate	0.0000	0.0000
Nominal amounts	$ 1,674.4		₨ 115,795,800	₨ 79,830,300